UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 08, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     $2,145,007 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, L.P.

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101     8679   100000 SH       DEFINED 01             100000
3M Company                  COM                 88579Y101    72007   829672 SH       SOLE                   669272            160400
Accenture Ltd.              COM                 G1150G111    33221   774555 SH       SOLE                   618355            156200
Agilent Technologies Inc.   COM                 00846u101    51801  1347588 SH       SOLE                  1086788            260800
Agilent Technologies Inc.   COM                 00846u101     7688   200000 SH       DEFINED 01             200000
American International GroupCOM                 026874107    65332   932915 SH       SOLE                   749341            183574
American International GroupCOM                 026874107     9140   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106    98649  1672578 SH       SOLE                  1347978            324600
American Standard Companies COM                 029712106     9466   160500 SH       DEFINED 01             160500
Apache Corporation          COM                 037411105    29812   365389 SH       SOLE                   283389             82000
Baker Hughes Inc.           COM                 057224107    20271   240948 SH       SOLE                   193348             47600
Bank of America Corp.       COM                 060505104    52477  1073370 SH       SOLE                   865902            207468
Bank of America Corp.       COM                 060505104    12227   250090 SH       DEFINED 01             250090
Baxter International Inc.   COM                 071813109     5634   100000 SH       DEFINED 01             100000
Baxter International Inc.   COM                 071813109    46150   819138 SH       SOLE                   660938            158200
Cameron International Corp. COM                 13342B105    70494   986338 SH       SOLE                   784538            201800
Cameron International Corp. COM                 13342B105    21441   300000 SH       DEFINED 01             300000
Caterpillar Inc.            COM                 149123101    60901   777789 SH       SOLE                   624389            153400
Chicago Bridge & Iron NV    COM                 167250109    24794   656967 SH       SOLE                   528967            128000
Cigna Corp                  COM                 125509109   111465  2134526 SH       SOLE                  1712126            422400
Cigna Corp                  COM                 125509109     8616   165000 SH       DEFINED 01             165000
Citigroup Inc.              COM                 172967101    10229   199434 SH       DEFINED 01             199434
Citigroup Inc.              COM                 172967101    71681  1397569 SH       SOLE                  1129043            268526
Coventry Health Care Inc.   COM                 222862104    14701   255000 SH       DEFINED 01             255000
Coventry Health Care Inc.   COM                 222862104      288     5000 SH       SOLE                     5000
CVS/Caremark Corp.          COM                 126650100    59265  1625920 SH       SOLE                  1298520            327400
CVS/Caremark Corp.          COM                 126650100    10935   300000 SH       DEFINED 01             300000
Eaton Corp.                 COM                 278058102    48841   525174 SH       SOLE                   419774            105400
Goldman Sachs Group Inc.    COM                 38141G104    93562   431659 SH       SOLE                   340959             90700
Halliburton Co.             COM                 406216101     3071    89022 SH       DEFINED 01              89022
Hewlett-Packard Company     COM                 428236103    65102  1459029 SH       SOLE                  1171929            287100
Hewlett-Packard Company     COM                 428236103     6693   150000 SH       DEFINED 01             150000
Home Depot Inc.             COM                 437076102     7870   200000 SH       DEFINED 01             200000
IMS Health Inc.             COM                 449934108    37773  1175615 SH       SOLE                   941415            234200
Int'l Business Machines     COM                 459200101    34034   323368 SH       SOLE                   257668             65700
Laboratory Corp of America  COM                 50540R409    41939   535888 SH       SOLE                   431188            104700
Macy's Inc.                 COM                 55616p104    41001  1030686 SH       SOLE                   827086            203600
MEMC Electronics Materials  COM                 552715104     1834    30000 SH       DEFINED 01              30000
Microsoft Corp.             COM                 594918104    36110  1225300 SH       SOLE                   986500            238800
Mueller Water Products, Inc.COM                 624758207      198    13219 SH       SOLE                    13219
Nike Inc. Cl B              COM                 654106103    70195  1204240 SH       SOLE                   954640            249600
Nokia Corp-Spon ADR         COM                 654902204    46497  1654123 SH       SOLE                  1333723            320400
Nokia Corp-Spon ADR         COM                 654902204     5622   200000 SH       DEFINED 01             200000
Oaktree Captial Group LLC   COM                 674001102     4125   100000 SH       DEFINED 01             100000
Office Depot, Inc.          COM                 676220106    38952  1285545 SH       SOLE                  1022945            262600
Office Depot, Inc.          COM                 676220106     5275   174100 SH       DEFINED 01             174100
Origin Agritech Ltd.        COM                 VGG678281     1170   141830 SH       DEFINED 01             141830
Quest Diagnostics           COM                 74834L100     7747   150000 SH       DEFINED 01             150000
Quest Diagnostics           COM                 74834L100    53281  1031585 SH       SOLE                   821685            209900
RWE AG- ADR                 COM                 74975E303    51085   481798 SH       SOLE                   380198            101600
Schlumberger Ltd.           COM                 806857108    44842   527923 SH       SOLE                   422123            105800
Textron Inc.                COM                 883203101    52719   478785 SH       SOLE                   384485             94300
Textron Inc.                COM                 883203101    13764   125000 SH       DEFINED 01             125000
Tyco Intl Ltd.              COM                 902124106    46450  1374664 SH       SOLE                  1075164            299500
United Parcel Service Inc.  COM                 911312106    49856   682961 SH       SOLE                   545461            137500
United Parcel Service Inc.  COM                 911312106     7300   100000 SH       DEFINED 01             100000
United Technologies Corp.   COM                 913017109    35653   502656 SH       SOLE                   399856            102800
Verigy Ltd.                 COM                 Y93691106       35     1224 SH       SOLE                     1224
Verigy Ltd.                 COM                 Y93691106     3737   130608 SH       DEFINED 01             130608
Viacom Inc Cl B             COM                 92553P201    23233   558091 SH       SOLE                   449791            108300
Wells Fargo & Co.           COM                 949746101    30713   873281 SH       SOLE                   695481            177800
Wells Fargo & Co.           COM                 949746101     7034   200000 SH       DEFINED 01             200000
Whirlpool Inc.              COM                 963320106    51649   464467 SH       SOLE                   374067             90400
YRC Worldwide Inc.          COM                 984249102    34499   937469 SH       SOLE                   760669            176800
Zimmer Holdings Inc.        COM                 98956P102     8489   100000 SH       DEFINED 01             100000
Zimmer Holdings Inc.        COM                 98956P102    45693   538265 SH       SOLE                   431965            106300